UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, August 13, 1999

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        24

Form 13F Information Table Value Total:  $254,001

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103  24657     769025   SH         SOLE        56000       713025
Ametek, Inc.                         COM   031100100  13680     594800   SH         SOLE        44000       550800
Atwood Oceanics, Inc.                COM   050095108  10288     329225   SH         SOLE        18000       311225
Cathay Bancorp                       COM   149150104  12404     291857   SH         SOLE        25100       266757
Chateau Communities                  COM   161739107  18969     633626   SH         SOLE        48500       585126
CMP Group Inc.                       COM   125087109    655      25000   SH		SOLE	       8000		 17000
Dentsply Intl. Inc.			 COM	 249030107	11621     402450   SH         SOLE        33000       369450
Dover Downs Entertainment, Inc.      COM   260086103   4822     272600   SH         SOLE                    272600
Eastern Utilities Assoc.             COM   277173100   5132     176200   SH         SOLE        14600       161600
Equity Office Properties Trust       COM   294741103   7443     290450   SH         SOLE        22000       268450
Federal Home Loan Mtg. Corp.         COM   313400301  17897     308574   SH         SOLE        23000       285574
First Data Corporation               COM   319963104  14339     293000   SH         SOLE        16400       276600
GBC Bancorp                          COM   361475106   5081     250900   SH         SOLE                    250900
Helmerich & Payne, Inc.              COM   423452101    236      10000   SH         SOLE                     10000
International Speedway Corp.'B       COM   460335102   3646      75950   SH         SOLE         7500        68450
Littelfuse, Inc.                     COM   537008104   9961     517450   SH         SOLE        35000       482450
Mercury General Corp.                COM   589400100  12662     372400   SH         SOLE        31000       341400
Mestek, Inc.                         COM   590829107   7763     352875   SH         SOLE        33300       319575
National Golf Properties, Inc.       COM   63623G109  22859     940225   SH         SOLE        65500       874725
Penske Motorsports, Inc.             COM   709598106  18871     380275   SH         SOLE        33900       346375
Post Properties, Inc.                COM   737464107   7840     191225   SH         SOLE        14600       176625
Sun Communities                      COM   866674104   8628     243035   SH         SOLE        17700       225335
Superior National Insurance          COM   868224106   3266     119850   SH         SOLE         5000       114850
Valassis Communications, Inc.        COM   918866104  11281     308008   SH         SOLE        22800       285208